Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 0.7%
StandardAero, Inc. (A)	238,378	$ 6,157,304
Biotechnology - 4.7%
Argenx SE, ADR (A)	12,999	9,492,520
Ascendis Pharma AS, ADR (A)	20,477	4,683,704
Bridgebio Pharma, Inc. (A)	78,311	5,815,375
Madrigal Pharmaceuticals, Inc. (A)	9,631	5,041,540
Praxis Precision Medicines, Inc. (A)	12,005	3,867,891
Revolution Medicines, Inc. (A)	40,806	3,968,383
Vaxcyte, Inc. (A)	111,075	6,454,568
		39,323,981
Capital Markets - 4.2%
Cboe Global Markets, Inc.	26,902	7,561,345
Charles Schwab Corp.	57,955	5,446,611
LPL Financial Holdings, Inc.	74,964	22,551,420
		35,559,376
Chemicals - 2.0%
Corteva, Inc.	196,280	16,430,599
Commercial Services & Supplies - 6.2%
Cimpress PLC (A)	89,365	6,523,645
Clean Harbors, Inc. (A)	58,592	16,800,084
RB Global, Inc.	113,899	10,917,219
Rentokil Initial PLC	707,888	4,375,607
Rentokil Initial PLC, ADR (B)	268,058	8,438,466
Veralto Corp.	60,987	5,392,471
		52,447,492
Construction & Engineering - 2.6%
API Group Corp. (A)	531,655	21,542,661
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree, Inc. (A)	38,883	4,258,077
Electric Utilities - 2.5%
Alliant Energy Corp.	296,630	21,286,169
Electrical Equipment - 1.6%
Sensata Technologies Holding PLC	386,335	13,606,719
Electronic Equipment, Instruments & Components - 7.9%
CDW Corp.	54,392	6,582,520
Flex Ltd. (A)	457,951	29,977,473
TE Connectivity PLC	36,285	7,584,291
Teledyne Technologies, Inc. (A)	36,741	22,228,672
		66,372,956
Entertainment - 2.3%
Liberty Media Corp. - Liberty Formula One, Class C (A)	199,073	16,925,186
Liberty Media Corp. - Liberty Formula One, Class A (A)	29,269	2,285,324
		19,210,510
Financial Services - 2.6%
Jack Henry & Associates, Inc.	19,834	3,134,565
WEX, Inc. (A)	120,909	18,503,914
		21,638,479
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 5.4%
Canadian Pacific Kansas City Ltd.	154,095	$ 12,121,113
JB Hunt Transport Services, Inc.	116,965	24,784,883
TFI International, Inc. (B)	76,509	8,311,173
		45,217,169
Health Care Equipment & Supplies - 8.2%
Boston Scientific Corp. (A)	223,777	14,042,007
Cooper Cos., Inc. (A)	69,310	4,955,665
Glaukos Corp. (A)	24,693	2,658,449
Globus Medical, Inc., Class A (A)	88,931	7,662,295
ICU Medical, Inc. (A)	56,006	7,233,175
Lantheus Holdings, Inc. (A)	46,332	3,514,282
Medline, Inc., Class A (A)	123,230	5,483,735
STERIS PLC	40,972	9,060,138
Teleflex, Inc.	122,071	14,600,912
		69,210,658
Hotels, Restaurants & Leisure - 4.5%
Aramark	412,257	16,712,899
DoorDash, Inc., Class A (A)	115,008	17,268,451
Entain PLC	479,668	3,561,726
		37,543,076
Insurance - 2.2%
Intact Financial Corp.	37,174	6,736,268
W.R. Berkley Corp.	65,168	4,319,335
Willis Towers Watson PLC	25,849	7,514,304
		18,569,907
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (A)	66,954	2,809,390
Life Sciences Tools & Services - 4.8%
Illumina, Inc. (A)	51,298	6,322,991
Revvity, Inc. (B)	231,349	20,268,486
Waters Corp. (A)	47,656	14,191,957
		40,783,434
Machinery - 1.8%
Ingersoll Rand, Inc.	194,284	15,566,034
Multi-Utilities - 3.4%
Ameren Corp.	140,663	15,461,677
DTE Energy Co.	90,677	13,258,791
		28,720,468
Oil, Gas & Consumable Fuels - 0.5%
ONEOK, Inc.	48,254	4,361,679
Passenger Airlines - 1.5%
Ryanair Holdings PLC, ADR	218,994	12,657,853
Professional Services - 3.4%
Broadridge Financial Solutions, Inc.	54,504	8,855,810
SS&C Technologies Holdings, Inc.	135,972	9,187,628
TransUnion	86,441	5,980,853
UL Solutions, Inc., Class A	58,692	5,030,491
		29,054,782
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 1.7%
CoStar Group, Inc. (A)	222,240	$ 8,965,161
FirstService Corp.	40,921	5,685,564
		14,650,725
Semiconductors & Semiconductor Equipment - 5.6%
KLA Corp.	7,702	11,340,502
NXP Semiconductors NV	80,071	15,762,777
ON Semiconductor Corp. (A)	318,347	19,712,046
		46,815,325
Software - 6.3%
AppLovin Corp., Class A (A)	12,901	5,134,598
Constellation Software, Inc.	9,347	16,408,080
Descartes Systems Group, Inc. (A)	55,988	4,006,501
Dynatrace, Inc. (A)	105,945	3,917,846
PTC, Inc. (A)	100,492	14,319,105
Topicus.com, Inc. (A)	42,055	2,779,482
Workday, Inc., Class A (A)	48,018	6,238,499
		52,804,111
Specialized REITs - 0.5%
Lamar Advertising Co., Class A	35,630	4,512,896
Specialty Retail - 2.4%
Burlington Stores, Inc. (A)	23,333	7,592,092
CarMax, Inc. (A)	138,249	5,748,393
Wayfair, Inc., Class A (A)	92,940	6,990,017
		20,330,502
Textiles, Apparel & Luxury Goods - 1.9%
Gildan Activewear, Inc. (B)	283,076	15,753,179
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 3.6%
Ferguson Enterprises, Inc.	129,236	$ 30,145,589
Total Common Stocks (Cost $717,739,955)		807,341,100
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (C)	1,110,957	1,110,957
Total Other Investment Company (Cost $1,110,957)		1,110,957

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
Fixed Income Clearing Corp., 1.35% (C), dated 03/31/2026, to be repurchased at $34,187,705 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $34,870,249.	$ 34,186,423	34,186,423
Total Repurchase Agreement (Cost $34,186,423)		34,186,423
Total Investments (Cost $753,037,335)		842,638,480
Net Other Assets (Liabilities) - 0.0%*		157,123
Net Assets - 100.0%		$ 842,795,603
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$799,403,767	$7,937,333	$—	$807,341,100
Other Investment Company	1,110,957	—	—	1,110,957
Repurchase Agreement	—	34,186,423	—	34,186,423
Total Investments	$800,514,724	$42,123,756	$—	$842,638,480
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $12,009,077, collateralized by cash collateral of $1,110,957 and non-cash collateral, such as U.S. government securities of $11,185,844. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Janus Mid-Cap Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust